Going Concern (Details Narrative) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Going Concern Details Narrative
Accumulated deficit	$ (15,762,488)	$ (16,328,812)	$ (12,565,254)
Working capital deficit	$ (1,934,048)	$ (2,616,204)